Schedule of investments

Macquarie Institutional Portfolios — Macquarie Large Cap Value Portfolio

January 31, 2020 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 98.86%			Common Stock (continued)
Communication Services - 5.96%			Materials - 2.77%
AT&T	39,400	$1,482,228	DuPont de Nemours	26,709	$1,366,967
Verizon Communications	24,500	1,456,280			1,366,967
		2,938,508	Real Estate - 2.82%
Consumer Discretionary - 5.49%			Equity Residential	16,750	1,391,590
Dollar Tree †	14,000	1,218,980			1,391,590
Lowe’s	12,800	1,487,872
			Utilities - 3.12%
		2,706,852	Edison International	20,100	1,538,655
Consumer Staples - 9.52%					1,538,655
Archer-Daniels-Midland	37,200	1,665,072
Conagra Brands	47,496	1,563,568	Total Common Stock (cost $43,681,660)		48,754,629
Mondelez International
Class A	25,500	1,463,190	Short-Term Investments - 1.29%
		4,691,830	Money Market Mutual Funds - 1.29%
Energy - 11.55%			BlackRock
ConocoPhillips	26,200	1,557,066	FedFund - Institutional
Halliburton	72,400	1,579,044	Shares (seven-day effective
Marathon Oil	109,300	1,242,741	yield 1.49%)	127,284	127,284
Occidental Petroleum	33,200	1,318,704	Fidelity Investments Money
		5,697,555	Market Government
			Portfolio - Class I
Financials - 15.14%			(seven-day effective yield
Allstate	13,300	1,576,582	1.46%)	127,284	127,284
American International			GS Financial Square
Group	25,800	1,296,708	Government
Bank of New York Mellon	32,900	1,473,262	Fund - Institutional Shares
Marsh & McLennan	14,200	1,588,412	(seven-day effective yield
Truist Financial	29,700	1,531,629	1.46%)	127,284	127,284
		7,466,593	Morgan Stanley Government
Healthcare - 21.56%			Portfolio - Institutional
Abbott Laboratories	16,300	1,420,382	Share Class (seven-day
Cardinal Health	31,500	1,613,115	effective yield 1.45%)	127,284	127,284
Cigna	8,553	1,645,426	State Street Institutional US
CVS Health	22,400	1,519,168	Government Money Market
Johnson & Johnson	10,600	1,578,022	Fund - Investor Class
Merck & Co.	16,100	1,375,584	(seven-day effective yield
Pfizer	39,811	1,482,562	1.44%)	127,284	127,284
		10,634,259	Total Short-Term Investments
Industrials - 9.01%			(cost $636,420)		636,420
Northrop Grumman	3,700	1,385,909	Total Value of
			Securities - 100.15%
Raytheon	7,400	1,634,956	(cost $44,318,080)		49,391,049
Waste Management	11,700	1,423,890	Liabilities Net of Receivables and Other
		4,444,755	Assets - (0.15%)		(73,796)
Information Technology - 11.92%			Net Assets Applicable to 2,908,522 Shares
Broadcom	4,900	1,495,284	Outstanding - 100.00%		$49,317,253
Cisco Systems	28,800	1,323,936
Intel	26,500	1,694,145
Oracle	26,000	1,363,700	† Non-income producing security.
			GS - Goldman Sachs
		5,877,065

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